Distribution Date:	09/13/21	GS Mortgage Securities Corporation II
Determination Date:	09/07/21
Next Distribution Date:	10/13/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2014-GC18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000
Certificate Interest Reconciliation Detail	4		200 West Street, | New York, NY 10282
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-16	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	17-19		David Rodgers	(212) 230-9025
Principal Prepayment Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	22				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24	Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	25		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	26		1761 East St. Andrew Place, | Santa Ana, CA 92705
		Controlling Class	BPC AS LLC
Historical Liquidated Loan Detail	27	Representative
Historical Bond / Collateral Loss Reconciliation Detail	28		-
Interest Shortfall Detail - Collateral Level	29		, | ,
Supplemental Notes	30

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36252RAC3	1.298000%	56,812,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252RAF6	2.924000%	116,213,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36252RAJ8	3.801000%	216,747,000.00	179,209,589.83	0.00	567,646.38	0.00	0.00	567,646.38	179,209,589.83	34.98%	30.00%
A-4	36252RAM1	4.074000%	301,979,000.00	301,979,000.00	0.00	1,025,218.70	0.00	0.00	1,025,218.70	301,979,000.00	34.98%	30.00%
A-AB	36252RAQ2	3.648000%	87,793,000.00	41,753,924.00	1,366,055.27	126,931.93	0.00	0.00	1,492,987.20	40,387,868.73	34.98%	30.00%
A-S	36252RAZ2	4.383000%	68,210,000.00	68,210,000.00	0.00	249,137.02	0.00	0.00	249,137.02	68,210,000.00	26.47%	23.88%
B	36252RBC2	4.885000%	76,563,000.00	76,563,000.00	0.00	311,675.21	0.00	0.00	311,675.21	76,563,000.00	16.93%	17.00%
C	36252RBJ7	5.141048%	44,545,000.00	44,545,000.00	0.00	190,839.98	0.00	0.00	190,839.98	44,545,000.00	11.37%	13.00%
D	36252RAG4	5.141048%	55,682,000.00	55,682,000.00	0.00	238,553.18	0.00	0.00	238,553.18	55,682,000.00	4.43%	8.00%
E*	36252RAK5	3.722000%	22,273,000.00	22,273,000.00	0.00	45,531.19	0.00	0.00	45,531.19	22,273,000.00	1.65%	6.00%
F	36252RAN9	3.722000%	12,528,000.00	12,528,000.00	0.00	0.00	0.00	0.00	0.00	12,528,000.00	0.09%	4.88%
G	36252RAR0	3.722000%	54,290,128.00	746,618.48	0.00	0.00	0.00	392.42	0.00	746,226.06	0.00%	0.00%
R	36252RAU3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,113,635,129.00	803,490,132.31	1,366,055.27	2,755,533.59	0.00	392.42	4,121,588.86	802,123,684.62

Notional Certificates
X-A	36252RAT6	1.144244%	847,754,000.00	591,152,513.83	0.00	563,685.39	0.00	0.00	563,685.39	589,786,458.56
X-B	36252RAW9	0.256048%	76,563,000.00	76,563,000.00	0.00	16,336.49	0.00	0.00	16,336.49	76,563,000.00
X-C	36252RAA7	1.419048%	22,273,000.00	22,273,000.00	0.00	26,338.71	0.00	0.00	26,338.71	22,273,000.00
X-D	36252RAD1	1.419048%	66,818,128.00	13,274,618.48	0.00	15,697.76	0.00	0.00	15,697.76	13,274,226.06
Notional SubTotal			1,013,408,128.00	703,263,132.31	0.00	622,058.35	0.00	0.00	622,058.35	701,896,684.62

Deal Distribution Total					1,366,055.27	3,377,591.94	0.00	392.42	4,743,647.21

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252RAC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252RAF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36252RAJ8	826.81462641	0.00000000	2.61893535	0.00000000	0.00000000	0.00000000	0.00000000	2.61893535	826.81462641
A-4	36252RAM1	1,000.00000000	0.00000000	3.39499998	0.00000000	0.00000000	0.00000000	0.00000000	3.39499998	1,000.00000000
A-AB	36252RAQ2	475.59513856	15.55995660	1.44580923	0.00000000	0.00000000	0.00000000	0.00000000	17.00576584	460.03518196
A-S	36252RAZ2	1,000.00000000	0.00000000	3.65249993	0.00000000	0.00000000	0.00000000	0.00000000	3.65249993	1,000.00000000
B	36252RBC2	1,000.00000000	0.00000000	4.07083330	0.00000000	0.00000000	0.00000000	0.00000000	4.07083330	1,000.00000000
C	36252RBJ7	1,000.00000000	0.00000000	4.28420653	0.00000000	0.00000000	0.00000000	0.00000000	4.28420653	1,000.00000000
D	36252RAG4	1,000.00000000	0.00000000	4.28420639	0.00000000	0.00000000	0.00000000	0.00000000	4.28420639	1,000.00000000
E	36252RAK5	1,000.00000000	0.00000000	2.04423248	1.05743411	7.36632784	0.00000000	0.00000000	2.04423248	1,000.00000000
F	36252RAN9	1,000.00000000	0.00000000	0.00000000	3.10166667	57.32654534	0.00000000	0.00000000	0.00000000	1,000.00000000
G	36252RAR0	13.75238017	0.00000000	0.00000000	0.04265527	64.74070571	0.00000000	0.00722820	0.00000000	13.74515197
R	36252RAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252RAT6	697.31610093	0.00000000	0.66491623	0.00000000	0.00000000	0.00000000	0.00000000	0.66491623	695.70471925
X-B	36252RAW9	1,000.00000000	0.00000000	0.21337317	0.00000000	0.00000000	0.00000000	0.00000000	0.21337317	1,000.00000000
X-C	36252RAA7	1,000.00000000	0.00000000	1.18253985	0.00000000	0.00000000	0.00000000	0.00000000	1.18253985	1,000.00000000
X-D	36252RAD1	198.66791958	0.00000000	0.23493265	0.00000000	0.00000000	0.00000000	0.00000000	0.23493265	198.66204662

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/21 - 08/30/21	30	0.00	567,646.38	0.00	567,646.38	0.00	0.00	0.00	567,646.38	0.00
A-4	08/01/21 - 08/30/21	30	0.00	1,025,218.70	0.00	1,025,218.70	0.00	0.00	0.00	1,025,218.70	0.00
A-AB	08/01/21 - 08/30/21	30	0.00	126,931.93	0.00	126,931.93	0.00	0.00	0.00	126,931.93	0.00
X-A	08/01/21 - 08/30/21	30	0.00	563,685.39	0.00	563,685.39	0.00	0.00	0.00	563,685.39	0.00
A-S	08/01/21 - 08/30/21	30	0.00	249,137.02	0.00	249,137.02	0.00	0.00	0.00	249,137.02	0.00
B	08/01/21 - 08/30/21	30	0.00	311,675.21	0.00	311,675.21	0.00	0.00	0.00	311,675.21	0.00
C	08/01/21 - 08/30/21	30	0.00	190,839.98	0.00	190,839.98	0.00	0.00	0.00	190,839.98	0.00
X-B	08/01/21 - 08/30/21	30	0.00	16,336.49	0.00	16,336.49	0.00	0.00	0.00	16,336.49	0.00
X-C	08/01/21 - 08/30/21	30	0.00	26,338.71	0.00	26,338.71	0.00	0.00	0.00	26,338.71	0.00
X-D	08/01/21 - 08/30/21	30	0.00	15,697.76	0.00	15,697.76	0.00	0.00	0.00	15,697.76	0.00
D	08/01/21 - 08/30/21	30	0.00	238,553.18	0.00	238,553.18	0.00	0.00	0.00	238,553.18	0.00
E	08/01/21 - 08/30/21	30	140,083.50	69,083.42	0.00	69,083.42	23,552.23	0.00	0.00	45,531.19	164,070.22
F	08/01/21 - 08/30/21	30	677,228.74	38,857.68	0.00	38,857.68	38,857.68	0.00	0.00	0.00	718,186.96
G	08/01/21 - 08/30/21	30	3,501,604.63	2,315.76	0.00	2,315.76	2,315.76	0.00	0.00	0.00	3,514,781.20
Totals			4,318,916.87	3,442,317.61	0.00	3,442,317.61	64,725.67	0.00	0.00	3,377,591.94	4,397,038.38

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36252RAZ2	4.383000%	68,210,000.00	68,210,000.00	0.00	249,137.02	0.00	0.00	249,137.02	68,210,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36252RBC2	4.885000%	76,563,000.00	76,563,000.00	0.00	311,675.21	0.00	0.00	311,675.21	76,563,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36252RBJ7	5.141048%	44,545,000.00	44,545,000.00	0.00	190,839.98	0.00	0.00	190,839.98	44,545,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			189,318,000.03	189,318,000.00	0.00	751,652.21	0.00	0.00	751,652.21	189,318,000.00

Exchangeable Certificate Details
PEZ	36252RBF5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 30

Additional Information

Total Available Distribution Amount (1)	4,743,647.21
Specially Serviced Loans not Delinquent
Number of Outstanding Loans	0
Aggregate Unpaid Principal Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,459,046.29	Master Servicing Fee	13,372.94
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	1,985.74
Interest Adjustments	0.00	Trustee Fee	186.81
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	345.95
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	837.19
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,459,046.29	Total Fees	16,728.62

Principal		Expenses/Reimbursements
Scheduled Principal	1,366,447.63	Reimbursement for Interest on Advances	1,160.80
Unscheduled Principal Collections		ASER Amount	38,060.79
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,504.08
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(392.42)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,366,055.21	Total Expenses/Reimbursements	64,725.67

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,377,591.94
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,366,055.27
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,743,647.21
Total Funds Collected	4,825,101.50	Total Funds Distributed	4,825,101.50

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	803,490,132.31	803,490,132.31	Beginning Certificate Balance	803,490,132.31
(-) Scheduled Principal Collections	1,366,447.63	1,366,447.63	(-) Principal Distributions	1,366,055.27
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	392.42
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	392.42
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	392.42	392.42	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.06	0.06	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	802,123,684.62	802,123,684.62	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	804,922,966.21	804,922,966.21	Ending Certificate Balance	802,123,684.62
Ending Actual Collateral Balance	803,590,184.61	803,590,184.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.14
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	16	119,833,238.12	14.94%	26	5.0465	NAP	Defeased	16	119,833,238.12	14.94%	26	5.0465	NAP
3,000,000 or less	4	8,326,523.54	1.04%	27	5.1833	1.638964	1.30 or less	14	380,864,744.97	47.48%	25	4.9099	0.861824
3,000,001 to 5,000,000	6	23,037,767.84	2.87%	27	5.2904	1.429251	1.31-1.40	4	26,615,356.76	3.32%	27	5.2371	1.353571
5,000,001 to 10,000,000	22	157,993,736.87	19.70%	27	5.1361	1.639656	1.41-1.50	3	21,611,360.14	2.69%	27	5.3563	1.429752
10,000,001 to 15,000,000	8	102,203,994.07	12.74%	27	5.1491	1.600287	1.51-1.60	7	51,669,776.49	6.44%	27	5.0630	1.572899
15,000,001 to 20,000,000	4	64,672,031.82	8.06%	14	5.0453	0.945780	1.61-1.70	4	43,705,838.96	5.45%	28	5.1663	1.630646
20,000,001 to 30,000,000	2	44,548,178.42	5.55%	28	5.0159	1.748252	1.71-1.80	4	29,387,583.14	3.66%	27	5.1022	1.761308
30,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	3	48,147,623.63	6.00%	28	4.9787	1.853956
80,000,001 to 100,000,000	2	178,459,646.04	22.25%	28	4.6762	1.105151	1.91-2.00	1	14,752,322.55	1.84%	27	4.8790	1.924900
100,000,001 or greater	1	103,048,567.90	12.85%	28	5.0300	0.690800	2.01-2.10	1	5,121,967.10	0.64%	27	5.2460	2.103500
Totals	65	802,123,684.62	100.00%	26	4.9993	1.338316	2.11-2.20	2	17,827,139.99	2.22%	27	4.9941	2.125666
							2.21 or greater	6	42,586,732.77	5.31%	27	5.0547	2.602923
							Totals	65	802,123,684.62	100.00%	26	4.9993	1.338316
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	28	119,833,238.12	14.94%	26	5.0465	NAP
							Defeased	28	119,833,238.12	14.94%	26	5.0465	NAP
Alabama	1	6,397,401.28	0.80%	27	5.5800	1.365800
							Industrial	4	27,716,532.24	3.46%	28	5.2492	2.394245
Alaska	1	16,582,156.07	2.07%	28	5.6080	0.566200
							Lodging	6	64,506,447.98	8.04%	14	5.2945	0.376468
Arizona	2	96,855,340.67	12.07%	28	4.9165	1.173820
							Mixed Use	8	166,183,539.72	20.72%	28	4.9537	1.342032
California	1	5,566,088.01	0.69%	27	4.8110	2.660300
							Mobile Home Park	2	2,651,464.54	0.33%	26	5.1000	1.671500
Florida	1	10,023,367.94	1.25%	27	5.0440	2.141600
							Multi-Family	6	56,164,042.29	7.00%	27	5.0608	1.899581
Georgia	1	6,702,894.46	0.84%	27	5.1900	1.278100
							Office	6	41,192,676.84	5.14%	27	5.0589	1.689835
Illinois	6	17,547,693.88	2.19%	27	5.0743	1.572049
							Retail	68	319,700,330.12	39.86%	27	4.9041	1.172299
Indiana	1	2,621,256.88	0.33%	27	5.1600	0.745000
							Self Storage	1	4,175,412.76	0.52%	26	5.0600	1.786900
Louisiana	8	119,364,066.01	14.88%	28	5.0689	0.816300
							Totals	129	802,123,684.62	100.00%	26	4.9993	1.338316
Maine	1	16,853,162.48	2.10%	28	5.0395	1.829500

Michigan	10	123,696,876.02	15.42%	27	4.6556	1.351152

Missouri	1	16,101,017.19	2.01%	27	4.8245	1.581100

Nebraska	1	139,667.27	0.02%	27	5.1900	1.325900

Nevada	2	13,904,083.64	1.73%	28	5.4308	1.369068

New Mexico	1	4,439,221.79	0.55%	27	5.8450	1.494700

New York	9	55,851,943.29	6.96%	28	5.2031	1.368919

North Carolina	3	21,294,001.97	2.65%	27	5.2493	2.051813

Ohio	15	49,633,335.27	6.19%	27	5.0797	1.730755

Oklahoma	3	945,222.93	0.12%	27	5.1900	1.325900

Pennsylvania	6	23,667,695.70	2.95%	(11)	4.8766	0.110843

Texas	25	67,049,231.13	8.36%	27	4.9293	1.531021

Virginia	1	6,725,305.36	0.84%	26	4.9100	1.592700

West Virginia	1	329,417.25	0.04%	27	5.1900	1.325900

Totals	129	802,123,684.62	100.00%	26	4.9993	1.338316

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	119,833,238.12	14.94%	26	5.0465	NAP	Defeased	16	119,833,238.12	14.94%	26	5.0465	NAP
	4.500% or less	1	85,779,718.13	10.69%	27	4.4236	1.060800	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	31,142,068.47	3.88%	(2)	4.6935	1.064490	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	12	208,411,081.05	25.98%	27	4.8988	1.519678	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	22	260,964,934.56	32.53%	28	5.0972	1.193466	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	5	39,786,850.64	4.96%	28	5.3063	1.533876	49 months or greater	49	682,290,446.50	85.06%	26	4.9910	1.284852
	5.501% to 5.750%	5	51,766,571.86	6.45%	28	5.6310	1.094589	Totals	65	802,123,684.62	100.00%	26	4.9993	1.338316
	5.751% or greater	1	4,439,221.79	0.55%	27	5.8450	1.494700
	Totals	65	802,123,684.62	100.00%	26	4.9993	1.338316
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	119,833,238.12	14.94%	26	5.0465	NAP	Defeased	16	119,833,238.12	14.94%	26	5.0465	NAP
	60 months or less	49	682,290,446.50	85.06%	26	4.9910	1.284852	Interest Only	2	34,000,000.00	4.24%	28	4.8218	2.133882
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	47	648,290,446.50	80.82%	26	4.9999	1.240325
	Totals	65	802,123,684.62	100.00%	26	4.9993	1.338316	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	65	802,123,684.62	100.00%	26	4.9993	1.338316
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	16	119,833,238.12	14.94%	26	5.0465	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	47	582,792,984.20	72.66%	26	5.0579	1.332545
	13 months to 24 months	2	99,497,462.30	12.40%	27	4.5996	1.005500
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	802,123,684.62	100.00%	26	4.9993	1.338316
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	301490001	RT	New Orleans	LA	Actual/360	5.03025%	446,997.08	150,911.74	0.00	N/A	01/06/24	--	103,199,479.70	103,048,567.90	09/06/21
2	304101129	MU	Phoenix	AZ	Actual/360	4.91025%	392,443.13	138,891.58	0.00	N/A	01/01/24	--	92,818,819.49	92,679,927.91	09/01/21
3	301490002	RT	Portage	MI	Actual/360	4.42425%	327,417.19	174,737.56	0.00	N/A	12/06/23	--	85,954,455.69	85,779,718.13	07/06/21
6	695100240	SS	Various	Various	Actual/360	5.14525%	57,715.88	18,630.10	0.00	N/A	01/06/24	--	13,027,189.01	13,008,558.91	09/06/21
7	695100241	SS	Tallahassee	FL	Actual/360	5.14525%	37,005.82	11,945.10	0.00	N/A	01/06/24	--	8,352,672.57	8,340,727.47	09/06/21
8	695100242	SS	Bentonville	AR	Actual/360	5.14525%	11,675.19	3,768.64	0.00	N/A	01/06/24	--	2,635,235.25	2,631,466.61	09/06/21
9	301490009	RT	Toledo	OH	Actual/360	5.16125%	95,923.24	35,764.12	0.00	N/A	01/06/24	--	21,583,942.54	21,548,178.42	09/06/21
10	304101126	MU	New York	NY	Actual/360	4.88025%	96,651.11	0.00	0.00	N/A	01/06/24	--	23,000,000.00	23,000,000.00	09/06/21
11	301490011	LO	Anchorage	AK	Actual/360	5.60825%	80,209.99	27,524.42	0.00	N/A	01/06/24	--	16,609,680.49	16,582,156.07	09/06/21
12	301490012	RT	Bangor	ME	Actual/360	5.04025%	73,250.50	26,508.58	0.00	N/A	01/06/24	--	16,879,671.06	16,853,162.48	09/06/21
13	304101113	RT	Various	Various	Actual/360	5.19025%	57,663.29	64,367.12	0.00	N/A	12/06/23	--	12,902,469.63	12,838,102.51	09/06/21
14	301490014	MF	Fayetteville	NC	Actual/360	4.85425%	69,676.00	25,352.18	0.00	N/A	09/06/23	--	16,669,563.24	16,644,211.06	09/06/21
15	301490015	LO	Cranberry Township	PA	Actual/360	4.67025%	60,985.00	29,461.33	0.00	N/A	01/06/19	--	15,165,157.41	15,135,696.08	03/06/20
16	301490016	OF	Columbus	OH	Actual/360	4.87925%	62,097.09	27,909.59	0.00	N/A	12/06/23	--	14,780,232.14	14,752,322.55	09/06/21
17	301490017	MF	Manchester	MO	Actual/360	4.82425%	66,979.52	21,413.22	0.00	N/A	12/06/23	--	16,122,430.41	16,101,017.19	09/06/21
18	304101109	SS	Various	MN	Actual/360	4.66025%	67,214.03	0.00	0.00	N/A	09/06/23	--	16,750,000.00	16,750,000.00	09/06/21
19	695100244	MF	Baton Rouge	LA	Actual/360	5.33025%	66,666.13	25,266.77	0.00	N/A	01/06/24	--	14,525,090.38	14,499,823.61	09/06/21
20	695100248	LO	Long Island City	NY	Actual/360	5.70025%	67,475.50	29,386.54	0.00	N/A	01/06/24	--	13,747,130.71	13,717,744.17	02/06/20
22	695100236	MU	New York	NY	Actual/360	5.26025%	63,276.71	19,646.78	0.00	N/A	12/06/23	--	13,970,082.43	13,950,435.65	09/06/21
23	304101104	MU	Lakeway	TX	Actual/360	4.95025%	48,765.93	18,489.09	0.00	N/A	11/06/23	--	11,440,686.73	11,422,197.64	08/06/21
24	301490024	OF	Maitland	FL	Actual/360	5.04425%	43,610.15	17,085.17	0.00	N/A	12/06/23	--	10,040,453.11	10,023,367.94	09/06/21
25	304101117	RT	Dallas	TX	Actual/360	4.70025%	44,519.44	0.00	0.00	N/A	12/06/23	--	11,000,000.00	11,000,000.00	09/06/21
26	695100232	OF	Los Alamitos	CA	Actual/360	5.04825%	41,173.66	17,390.19	0.00	N/A	12/06/23	--	9,471,983.69	9,454,593.50	09/06/21
27	301490027	RT	Various	TX	Actual/360	4.87925%	39,368.50	17,812.21	0.00	N/A	11/06/23	--	9,370,416.24	9,352,604.03	09/06/21
28	301490028	MF	Various	Various	Actual/360	5.29525%	42,909.81	18,064.13	0.00	N/A	11/06/23	--	9,410,905.53	9,392,841.40	09/06/21
29	301490029	OF	Houston	TX	Actual/360	4.89125%	38,014.93	17,123.77	0.00	N/A	08/06/23	--	9,026,040.85	9,008,917.08	09/06/21
31	301490031	MF	Brownstown Twsp.	MI	Actual/360	5.23025%	39,554.33	15,542.23	0.00	N/A	01/06/24	--	8,782,804.04	8,767,261.81	09/06/21
32	695100247	RT	Chicago	IL	Actual/360	5.17225%	39,062.91	15,675.34	0.00	N/A	01/06/24	--	8,770,956.08	8,755,280.74	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	695100243	IN	Romulus	MI	Actual/360	5.22025%	38,482.80	15,176.04	0.00	N/A	01/06/24	--	8,561,246.13	8,546,070.09	09/06/21
34	301490034	IN	Greensboro	NC	Actual/360	5.56825%	40,738.30	14,179.72	0.00	N/A	01/06/24	--	8,496,586.76	8,482,407.04	09/06/21
35	301490035	MU	Cincinnati	OH	Actual/360	5.12925%	36,700.11	15,049.54	0.00	N/A	12/06/23	--	8,309,510.69	8,294,461.15	09/06/21
36	301490036	LO	College Station	TX	Actual/360	5.03125%	33,609.04	22,098.73	0.00	N/A	11/06/23	--	7,757,870.85	7,735,772.12	09/06/21
37	695100228	MF	Various	VA	Actual/360	5.17425%	35,111.04	14,164.49	0.00	N/A	12/06/23	--	7,880,578.05	7,866,413.56	09/06/21
38	301490038	MF	Southfield	MI	Actual/360	4.93025%	33,191.75	14,737.90	0.00	N/A	11/06/23	--	7,818,509.95	7,803,772.05	09/06/21
39	695100226	MU	Raleigh	NC	Actual/360	4.90025%	32,507.54	14,594.46	0.00	N/A	11/06/23	--	7,704,222.29	7,689,627.83	09/06/21
40	695100238	RT	Las Vegas	NV	Actual/360	5.67625%	32,336.50	29,075.67	0.00	N/A	01/06/24	--	6,615,938.97	6,586,863.30	09/06/21
42	301490042	MF	Houston	TX	Actual/360	4.98125%	33,762.16	12,569.88	0.00	N/A	12/06/23	--	7,872,234.97	7,859,665.09	09/06/21
43	301490043	OF	Canonsburg	PA	Actual/360	5.25025%	34,136.32	13,491.25	0.00	N/A	11/06/23	--	7,550,890.62	7,537,399.37	09/06/21
44	695100245	RT	Las Vegas	NV	Actual/360	5.21025%	32,886.29	13,016.06	0.00	N/A	01/06/24	--	7,330,236.40	7,317,220.34	09/06/21
45	301490045	LO	Bryan	TX	Actual/360	5.04525%	30,015.48	12,613.38	0.00	N/A	01/06/24	--	6,908,471.13	6,895,857.75	09/06/21
46	695100225	RT	Gainesville	VA	Actual/360	4.91025%	28,483.03	11,367.07	0.00	N/A	11/06/23	--	6,736,672.43	6,725,305.36	09/06/21
48	695100237	RT	Hampton	GA	Actual/360	5.19025%	30,002.44	10,311.82	0.00	N/A	12/06/23	--	6,713,206.28	6,702,894.46	09/06/21
49	695100233	RT	Montgomery	AL	Actual/360	5.58025%	30,791.11	10,738.23	0.00	N/A	12/06/23	--	6,408,139.51	6,397,401.28	09/06/21
51	301490051	IN	West Sacramento	CA	Actual/360	4.81125%	23,103.34	10,649.14	0.00	N/A	12/06/23	--	5,576,737.15	5,566,088.01	09/06/21
52	304101107	MU	Danville	IL	Actual/360	4.90025%	23,075.78	10,360.00	0.00	N/A	11/06/23	--	5,468,913.39	5,458,553.39	09/06/21
53	695100231	OF	Various	Various	Actual/360	5.29525%	24,623.58	9,508.56	0.00	N/A	12/06/23	--	5,400,400.73	5,390,892.17	09/06/21
55	301490055	MF	Thomasville	GA	Actual/360	5.10025%	24,030.21	8,546.78	0.00	N/A	12/06/23	--	5,471,775.23	5,463,228.45	09/06/21
56	301490056	IN	Charlotte	NC	Actual/360	5.24625%	23,179.07	9,110.35	0.00	N/A	12/06/23	--	5,131,077.45	5,121,967.10	09/06/21
57	301490057	RT	Mansfield	TX	Actual/360	4.75025%	20,517.29	9,738.26	0.00	N/A	11/06/23	--	5,016,110.65	5,006,372.39	09/06/21
58	695100229	LO	Tucumcari	NM	Actual/360	5.84525%	22,400.71	11,373.84	0.00	N/A	12/06/23	--	4,450,595.63	4,439,221.79	08/06/21
59	695100235	RT	Port Richey	FL	Actual/360	5.14525%	19,189.64	7,823.41	0.00	N/A	09/06/23	--	4,331,339.58	4,323,516.17	09/06/21
60	301490060	RT	Troy	MI	Actual/360	5.36725%	18,651.08	10,870.86	0.00	N/A	01/06/24	--	4,035,270.49	4,024,399.63	09/06/21
61	301490061	IN	McHenry	IL	Actual/360	5.10625%	18,410.97	7,666.84	0.00	N/A	08/06/23	--	4,187,734.86	4,180,068.02	09/06/21
62	304101103	SS	Scottsdale	AZ	Actual/360	5.06025%	18,226.83	7,716.91	0.00	N/A	11/06/23	--	4,183,129.67	4,175,412.76	09/06/21
63	695100227	MU	New York	NY	Actual/360	5.16025%	16,434.24	10,293.50	0.00	N/A	12/06/23	--	3,698,629.65	3,688,336.15	09/06/21
64	304101101	LO	Indianapolis	IN	Actual/360	5.28025%	16,820.27	10,225.58	0.00	N/A	11/06/23	--	3,699,471.96	3,689,246.38	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
65	304101115	MH	Phoenix	AZ	Actual/360	5.60025%	16,513.99	9,026.85	0.00	N/A	12/06/23	--	3,424,559.38	3,415,532.53	09/06/21
66	695100230	OF	Frisco	TX	Actual/360	5.08525%	15,304.05	6,377.09	0.00	N/A	12/06/23	--	3,495,071.90	3,488,694.81	09/06/21
68	304101108	RT	Aurora	IL	Actual/360	5.10025%	14,174.62	5,914.52	0.00	N/A	11/06/23	--	3,227,617.22	3,221,702.70	09/06/21
69	301490069	MF	Desert Hot Springs	CA	Actual/360	5.54225%	13,717.85	4,820.00	0.00	N/A	10/06/23	--	2,874,745.86	2,869,925.86	09/06/21
70	301490070	MH	Various	MI	Actual/360	5.10025%	11,677.34	7,511.67	0.00	N/A	11/06/23	--	2,658,976.21	2,651,464.54	09/06/21
71	695100234	SS	Various	GA	Actual/360	5.13025%	12,364.85	5,068.58	0.00	N/A	12/06/23	--	2,799,059.70	2,793,991.12	09/06/21
72	304101111	RT	Indianapolis	IN	Actual/360	5.16025%	11,668.14	4,731.14	0.00	N/A	12/06/23	--	2,625,988.02	2,621,256.88	09/06/21
73	301490073	RT	Auburn Hills	MI	Actual/360	5.36725%	8,904.26	5,189.89	0.00	N/A	01/06/24	--	1,926,489.47	1,921,299.58	09/06/21
74	301490074	MF	Southfield	MI	Actual/360	5.12025%	5,002.21	2,072.12	0.00	N/A	11/06/23	--	1,134,574.66	1,132,502.54	09/06/21
Totals							3,459,046.29	1,366,447.63	0.00				803,490,132.31	802,123,684.62

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,728,516.03	1,282,595.40	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	14,376,101.00	3,723,431.11	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,761,464.00	1,697,175.00	01/01/20	03/31/20	09/08/21	73,018,204.54	1,238,259.93	501,092.62	1,002,827.68	1,327,329.65	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,816,435.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,921,773.52	1,133,399.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	969,095.27	905,745.62	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,300,685.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,951,440.72	1,059,880.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	(366,588.00)	(80,920.00)	01/01/21	03/31/21	09/07/21	9,131,571.31	495,913.98	53,615.96	1,102,446.07	22,219.05	0.00
16	2,712,949.00	2,275,296.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,652,848.45	880,427.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,628,004.60	975,541.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,027,192.00	0.00	--	--	09/07/21	289,367.86	15,321.61	95,274.35	1,756,441.07	935,030.97	0.00
22	1,380,410.00	358,551.12	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,061,834.88	280,890.55	01/01/21	03/31/21	--	0.00	0.00	67,156.50	67,156.50	0.00	0.00
24	1,704,238.64	429,909.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,153,276.28	370,388.07	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,073,379.02	284,588.73	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,208,379.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,075,747.20	593,251.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1,697,596.48	880,555.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,543,555.98	819,265.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,321,406.91	613,358.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	171,749.49	268,593.29	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,341,078.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,070,376.24	536,366.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	738,895.75	595,759.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,474,525.27	785,621.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	614,310.26	130,030.66	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	547,806.85	183,494.76	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	132,963.62	165,652.84	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	825,325.12	405,936.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	488,612.28	164,223.76	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1,038,715.76	186,987.23	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1,047,056.32	289,494.93	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	710,802.16	177,122.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1,016,342.49	171,680.88	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	865,577.80	443,404.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	669,735.52	311,917.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	559,732.04	684,202.04	04/01/20	03/31/21	--	0.00	0.00	33,736.23	33,736.23	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	580,627.93	142,377.88	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	587,255.58	282,422.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	401,468.76	58,770.61	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	456,280.24	214,214.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	301,443.63	89,572.49	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	393,663.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	197,384.00	41,397.86	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	243,381.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	383,299.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	75,558,150.91	24,812,576.38				82,439,143.71	1,749,495.52	750,875.66	3,962,607.55	2,284,579.67	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/13/21	1	85,779,718.13	0	0.00	1	13,717,744.17	0	0.00	1	15,135,696.08	0	0.00	0	0.00	0	0.00	4.999340%	4.939435%	26
08/12/21	1	85,954,455.69	0	0.00	1	13,747,130.71	0	0.00	2	15,165,157.41	0	0.00	0	0.00	1	18,132,855.96	4.999386%	4.939468%	27
07/12/21	1	86,128,530.17	1	70,292,484.65	1	13,776,373.72	0	0.00	2	85,486,985.39	0	0.00	0	0.00	0	0.00	5.013291%	4.955375%	28
06/11/21	1	70,415,950.22	1	86,312,509.68	1	13,807,649.43	0	0.00	2	85,641,643.97	0	0.00	0	0.00	0	0.00	5.013335%	4.955407%	29
05/12/21	0	0.00	0	0.00	2	100,321,822.28	0	0.00	2	85,783,591.41	0	0.00	0	0.00	0	0.00	5.013374%	4.955435%	30
04/12/21	0	0.00	0	0.00	3	171,186,730.95	0	0.00	2	85,937,002.12	0	0.00	0	0.00	0	0.00	5.013418%	4.955466%	31
03/12/21	0	0.00	0	0.00	3	171,498,556.04	0	0.00	2	86,077,665.71	0	0.00	0	0.00	0	0.00	5.013456%	4.955493%	32
02/12/21	0	0.00	0	0.00	3	171,878,069.34	0	0.00	2	86,254,091.95	0	0.00	0	0.00	0	0.00	5.013506%	4.955533%	33
01/12/21	0	0.00	1	71,015,462.64	2	101,171,576.82	0	0.00	2	86,393,376.83	0	0.00	0	0.00	0	0.00	5.013544%	4.955558%	34
12/11/20	1	71,125,651.02	0	0.00	2	101,369,084.47	0	0.00	2	86,532,056.39	0	0.00	0	0.00	0	0.00	5.013581%	4.955584%	35
11/13/20	0	0.00	0	0.00	2	101,578,738.97	0	0.00	2	86,682,317.97	0	0.00	0	0.00	0	0.00	5.013622%	4.955614%	36
10/13/20	0	0.00	0	0.00	2	101,774,637.82	0	0.00	2	86,819,741.62	0	0.00	0	0.00	0	0.00	5.013658%	4.955639%	37
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 21 of 30

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	301490002	07/06/21	1	1	501,092.62	1,002,827.68	3,473,387.90	86,128,530.17	07/09/20	6
15	301490015	03/06/20	17	5	53,615.96	1,102,446.07	23,279.15	15,665,632.55	12/21/18	7			02/18/20
20	695100248	02/06/20	18	6	95,274.35	1,756,441.07	999,565.10	14,275,632.73	05/13/20	13
23	304101104	08/06/21	0	B	67,156.50	67,156.50	0.00	11,440,686.73
58	695100229	08/06/21	0	B	33,736.23	33,736.23	0.00	4,450,595.63
Totals					750,875.66	3,962,607.55	4,496,232.15	131,961,077.81
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		15,135,696	0	0		15,135,696
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		50,906,712	50,906,712	0		0
25 - 36 Months		736,081,276	636,583,814	99,497,462		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	802,123,685	687,490,526	85,779,718	0	13,717,744	15,135,696
Aug-21	803,490,132	688,623,389	85,954,456	0	13,747,131	15,165,157
Jul-21	875,143,176	689,751,287	86,128,530	0	13,776,374	85,486,985
Jun-21	876,726,138	690,964,335	0	86,312,510	13,807,649	85,641,644
May-21	878,187,392	692,081,978	0	0	100,321,822	85,783,591
Apr-21	879,757,628	693,285,144	0	0	100,535,483	85,937,002
Mar-21	881,205,790	694,392,619	0	0	100,735,505	86,077,666
Feb-21	882,994,931	695,767,553	0	0	100,973,286	86,254,092
Jan-21	884,429,109	696,864,156	0	0	101,171,577	86,393,377
Dec-20	885,857,095	697,955,954	0	0	101,369,084	86,532,056
Nov-20	887,395,272	699,134,215	0	0	101,578,739	86,682,318
Oct-20	888,810,448	700,216,069	0	0	101,774,638	86,819,742
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	301490002	85,779,718.13	86,128,530.17	22,600,000.00	09/25/20	1,598,116.00	1.06080	03/31/20	12/06/23	267
15	301490015	15,135,696.08	15,665,632.55	8,900,000.00	02/10/21	(80,920.00)	(0.29820)	03/31/21	01/06/19	268
20	695100248	13,717,744.17	14,275,632.73	15,500,000.00	07/15/20	766,887.00	0.65970	12/31/19	01/06/24	232
Totals		114,633,158.38	116,069,795.45	47,000,000.00		2,284,083.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	301490002	RT	MI	07/09/20	6

Subject is a 770K SF (349K owned) regional mall in Portage, Michigan. Property was constructed in 1980 and underwent an 18M renovation in 2001 which included an expansion of the food court. Non-collateral anchors are Sears (vacant)

Macy's, and JCPenney. A s of 3/31/21 total Mall occupancy was 85percent. Sponsor and Lender are in discussions about a deed-in-lieu and/or cooperative sale agreement. Lender has put in a Receiver, who will market the property to a potential buyer. Call for offers is schedued for 9/14/2021.

15	301490015	LO	PA	12/21/18	7

REO Title Date 2/18/2020. Description of Collateral Property is a 5-story, 136-room, Hilton Garden Inn under a Franchise Agreement expiring 8/31/29 built in 2012 in Cranberry Township approximately 20 mi N of Pittsburgh CBD. Amenities include a restaurant lounge, 2,352 sf of meeting space, an indoor pool and whirlpool, fitness room, business center, a market pantry, guest laundry, and outdoor patio area and gazebo. Crossed with or is a Companion Loan to No. Deferred

Maintenance / Repair Issues No DM not ed from 11/2019 MS site inspection. Brand Standard Deficiency List item approx. 200K. 2020 Operations Summary Occ 26.5percent (index 88percent), ADR 98.51 (index 112.9percent), RevPAR 26.11

(index 99.5percent). June 2021 operations Ydex 102percent), ADR 91.68 (index 114.1percent), RevPar 34.16 (index 116.3percent). Marketing Summary Property is not currently listed for sale.

20	695100248	LO	NY	05/13/20	13

Borrower communications have ceased. Borrower engaged a Loan Advisor, who also has heard nothing from Borrower. Proceeding with Foreclosing Compliant filing and Application for Appointment of Receiver.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	301490011	16,947,564.44	5.60803%	16,947,564.44 5.60803%		10	08/05/20	07/06/20	09/08/20
23	304101104	11,667,345.24	4.95003%	11,667,345.24 4.95003%		10	08/18/20	08/06/20	09/08/20
35	301490035	8,493,167.32	5.12903%	8,493,167.32 5.12903%		10	08/26/20	07/06/20	09/08/20
Totals		37,108,077.00		37,108,077.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	301490005 08/12/21	70,292,484.65	17,000,000.00	21,621,114.65	2,427,313.72	20,674,068.70	18,246,754.98	52,045,729.67	(141.00)	(141.00)	52,045,870.67	66.72%
54	301490054 02/12/19	5,727,170.58	3,850,000.00	6,170,576.58	450,729.07	6,170,576.58	5,719,847.51	7,323.07	0.00	458.84	6,864.23	0.11%
67	301490067 01/10/20	3,149,061.09	2,650,000.00	2,999,350.58	1,194,468.50	2,831,125.62	1,636,657.12	1,512,403.97	(251.42)	21,236.27	1,491,167.70	38.93%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		79,168,716.32	23,500,000.00	30,791,041.81	4,072,511.29	29,675,770.90	25,603,259.61	53,565,456.71	(392.42)	21,554.11	53,543,902.60

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
5	301490005	09/13/21	0.00	0.00	52,045,870.67	0.00	0.00	141.00	0.00	0.00	52,045,870.67
		08/12/21	0.00	0.00	52,045,729.67	0.00	0.00	52,045,729.67	0.00	0.00
54	301490054	05/12/20	0.00	0.00	6,864.23	0.00	0.00	(276.92)	0.00	0.00	6,864.23
		04/13/20	0.00	0.00	7,141.15	0.00	0.00	(276.92)	0.00	0.00
		12/12/19	0.00	0.00	7,418.07	0.00	0.00	95.00	0.00	0.00
		02/12/19	0.00	0.00	7,323.07	0.00	0.00	7,323.07	0.00	0.00
67	301490067	09/13/21	0.00	0.00	1,491,167.70	0.00	0.00	251.42	0.00	0.00	1,491,167.70
		01/12/21	0.00	0.00	1,490,916.28	0.00	0.00	34.22	0.00	0.00
		08/12/20	0.00	0.00	1,490,882.06	0.00	0.00	70.00	0.00	0.00
		07/10/20	0.00	0.00	1,490,812.06	0.00	0.00	353.58	0.00	0.00
		05/12/20	0.00	0.00	1,490,458.48	0.00	0.00	(22,375.99)	0.00	0.00
		02/12/20	0.00	0.00	1,512,834.47	0.00	0.00	430.50	0.00	0.00
		01/10/20	0.00	0.00	1,512,403.97	0.00	0.00	1,512,403.97	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	392.42	0.00	0.00	392.42
Cumulative Totals			0.00	0.00	53,543,902.60	0.00	0.00	53,543,902.60	0.00	0.00	53,543,902.60

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	18,504.08	0.00	0.00	0.00	0.00	0.00	1,160.80	0.00	0.00	0.00
15	0.00	0.00	3,500.00	0.00	0.00	36,642.97	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	0.00	1,417.82	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,504.08	0.00	0.00	38,060.79	0.00	0.00	1,160.80	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		64,725.67

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 29 of 30

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 30 of 30